Other receivables (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of current other receivables and contract assets
Current other receivables and contract assets

	September 30, 2023	December 31, 2022
	£’000	£’000
VAT recoverable	2,223	3,040
Prepayments	5,997	5,935
Contract assets and accrued grant income	—	176
Accrued bank interest	442	746
Other receivables	5,125	4,721
	13,787	14,618

Schedule of non-current other receivables	Non-current other receivables

	September 30, 2023	December 31, 2022
	£’000	£’000
Other receivables	674	100
	674	100

Schedule of movement in contract assets and accrued grant income
A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2023	Recognised as income	Deductions	September 30, 2023
	£’000	£’000	£’000	£’000
Collaboration contract assets	—	—	—	—
Grants	176	117	(293)	—
Total contract assets and accrued grant income	176	117	(293)	—

	January 1, 2022	Recognised as income	Deductions	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaboration contract assets	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176
A reconciliation of the movement in contract liabilities and other advances for the nine months ended September 30, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Transferred to other payables	Foreign exchange	September 30, 2023
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	959	246	(1,089)	—	(3)	113
Revenue generating collaborations	87,884	19,512	(17,607)	—	(1)	89,788
Joint operations	9,139	—	(2,034)	(7,105)	—	—
Total contract liabilities and other advances	97,982	19,758	(20,730)	(7,105)	(4)	89,901
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982